SHARE CAPITAL AND RESERVES (Details 5) - $ / shares	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of reserves within equity [abstract]
Risk-free interest rate	0.48%		2.30%
Dividend yield	0.00%		0.00%
Expected life	5 years		2 years
Volatility	103.00%		105.00%
Weighted average fair value per option	$ 1.59		$ 3.10